Expected Credit Losses - Schedule of Composition of Expected Credit Loss (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Composition [Abstract]
Expense of allowances established for credit risk	$ 462,123	$ 421,210	$ 321,829
Expense of provisions for contingent loans	(290)	(4,200)	(53,875)
Recovery of written-off loans	(71,383)	(65,313)	(63,256)
Impairments for credit risk of other financial assets at amortized cost and financial assets at FVTOCI	4,412	1,009	(2,754)
Total	$ 394,862	$ 352,706	$ 201,944